Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Sep. 24, 2020
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Preferred stock, par value	$ 0.0001
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock subject to possible redemption, par value	0.0001	$ 0.0001
Preferred stock, par value	0.0001	0.0001
Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock subject to possible redemption, par value	0.0001	0.0001
Preferred stock, par value	0.0001	0.0001
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock subject to possible redemption, par value	0.0001	0.0001
Preferred stock, par value	0.0001	0.0001
Class B Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	0.0001
Class B Common Stock [Member] | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	0.0001	0.0001
Class B Common Stock [Member] | Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	0.0001	0.0001
Class B Common Stock [Member] | As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	0.0001	0.0001
Class A Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	0.0001		$ 0.0001
Class A Common Stock [Member] | As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	0.0001	0.0001
Class A Common Stock [Member] | Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	0.0001	0.0001
Class A Common Stock [Member] | As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet (Parentheticals) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001